UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00058

George Putnam Balanced Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

George Putnam Balanced Fund
Class A [PGEOX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$45	0.85%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$2,290,906,894
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	689
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
George Putnam Balanced Fund	PAGE 1	38900-STSA-0326

George Putnam Balanced Fund
Class C [PGPCX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$84	1.60%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$2,290,906,894
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	689
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
George Putnam Balanced Fund	PAGE 1	38900-STSC-0326

George Putnam Balanced Fund
Class M [PGEMX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class M	$71	1.35%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$2,290,906,894
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	689
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
George Putnam Balanced Fund	PAGE 1	38900-STSM-0326

George Putnam Balanced Fund
Class R [PGPRX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$58	1.11%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$2,290,906,894
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	689
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
George Putnam Balanced Fund	PAGE 1	38900-STSR-0326

George Putnam Balanced Fund
Class R5 [PGELX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R5	$35	0.66%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$2,290,906,894
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	689
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
George Putnam Balanced Fund	PAGE 1	38900-STSR5-0326

George Putnam Balanced Fund
Class R6 [PGEJX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$29	0.56%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$2,290,906,894
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	689
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
George Putnam Balanced Fund	PAGE 1	38900-STSR6-0326

George Putnam Balanced Fund
Class Y [PGEYX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$32	0.60%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$2,290,906,894
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	689
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
George Putnam Balanced Fund	PAGE 1	38900-STSY-0326

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
George
Putnam Balanced
Fund
Financial Statements and Other Important Information
Semi-annual | January 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 31
Notes to Financial Statements 36
Changes In and Disagreements with Accountants 51
Results of Meeting(s) of Shareholders 51
Remuneration Paid to Directors, Officers and Others 51
Board Approval of Management and Subadvisory Agreements 51

George Putnam Balanced Fund
Financial Highlights
George Putnam Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.05 $25.56 $21.95 $21.02 $24.62 $21.68
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.40 0.34 0.25 0.17 0.16
Net realized and unrealized gains (losses) 2.00 2.30 3.57 1.29 (1.93) 4.19
Total from investment operations ........ 2.21 2.70 3.91 1.54 (1.76) 4.35
Less distributions from:
Net investment income .............. (0.21) (0.50) (0.30) (0.21) (0.20) (0.16)
Net realized gains ................. (1.80) (0.71) — (0.40) (1.64) (1.25)
Total distributions ................... (2.01) (1.21) (0.30) (0.61) (1.84) (1.41)
Net asset value, end of period .......... $27.25 $27.05 $25.56 $21.95 $21.02 $24.62
Total return
c
....................... 8.22% 10.77% 17.96% 7.66% (7.87)% 20.84%
Ratios to average net assets
d
Expenses
e
........................ 0.85% 0.91% 0.93% 0.96% 0.94% 0.94%
Net investment income ............... 1.51% 1.56% 1.47% 1.22% 0.73% 0.68%
Supplemental data
Net assets , end of period (000’s) ........ $1,552,433 $1,484,304 $1,405,540 $1,243,009 $1,225,429 $1,383,459
Portfolio turnover rate ................ 40% 97% 80% 47% 66% 93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

George Putnam Balanced Fund
Financial Highlights
George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.69 $25.21 $21.66 $20.75 $24.35 $21.48
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.11 0.21 0.16 0.09 (0.01) (0.02)
Net realized and unrealized gains (losses) 1.96 2.28 3.52 1.28 (1.89) 4.15
Total from investment operations ........ 2.07 2.49 3.68 1.37 (1.90) 4.13
Less distributions from:
Net investment income .............. (0.13) (0.30) (0.13) (0.06) (0.06) (0.01)
Net realized gains ................. (1.80) (0.71) — (0.40) (1.64) (1.25)
Total distributions ................... (1.93) (1.01) (0.13) (0.46) (1.70) (1.26)
Net asset value, end of period .......... $26.83 $26.69 $25.21 $21.66 $20.75 $24.35
Total return
c
....................... 7.80% 10.00% 17.05% 6.84% (8.57)% 19.90%
Ratios to average net assets
d
Expenses
e
........................ 1.60% 1.66% 1.68% 1.71% 1.69% 1.69%
Net investment income (loss) .......... 0.76% 0.81% 0.72% 0.47% (0.02)% (0.07)%
Supplemental data
Net assets , end of period (000’s) ........ $134,087 $128,869 $118,722 $105,791 $115,907 $128,300
Portfolio turnover rate ................ 40% 97% 80% 47% 66% 93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

George Putnam Balanced Fund
Financial Highlights
George Putnam Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class M
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.52 $25.06 $21.54 $20.63 $24.20 $21.34
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.27 0.22 0.14 0.05 0.04
Net realized and unrealized gains (losses) 1.96 2.26 3.49 1.29 (1.89) 4.12
Total from investment operations ........ 2.10 2.53 3.71 1.43 (1.84) 4.16
Less distributions from:
Net investment income .............. (0.16) (0.36) (0.19) (0.12) (0.09) (0.05)
Net realized gains ................. (1.80) (0.71) — (0.40) (1.64) (1.25)
Total distributions ................... (1.96) (1.07) (0.19) (0.52) (1.73) (1.30)
Net asset value, end of period .......... $26.66 $26.52 $25.06 $21.54 $20.63 $24.20
Total return
c
....................... 7.93% 10.27% 17.32% 7.18% (8.36)% 20.20%
Ratios to average net assets
d
Expenses
e
........................ 1.35% 1.41% 1.43% 1.46% 1.44% 1.44%
Net investment income ............... 1.01% 1.06% 0.97% 0.72% 0.22% 0.19%
Supplemental data
Net assets , end of period (000’s) ........ $59,179 $59,676 $59,816 $51,525 $50,466 $59,887
Portfolio turnover rate ................ 40% 97% 80% 47% 66% 93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

George Putnam Balanced Fund
Financial Highlights
George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.92 $25.44 $21.85 $20.92 $24.51 $21.60
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.34 0.28 0.20 0.11 0.10
Net realized and unrealized gains (losses) 2.00 2.28 3.55 1.29 (1.92) 4.16
Total from investment operations ........ 2.17 2.62 3.83 1.49 (1.81) 4.26
Less distributions from:
Net investment income .............. (0.20) (0.43) (0.24) (0.16) (0.14) (0.10)
Net realized gains ................. (1.80) (0.71) — (0.40) (1.64) (1.25)
Total distributions ................... (2.00) (1.14) (0.24) (0.56) (1.78) (1.35)
Net asset value, end of period .......... $27.09 $26.92 $25.44 $21.85 $20.92 $24.51
Total return
c
....................... 8.09% 10.49% 17.64% 7.40% (8.10)% 20.50%
Ratios to average net assets
d
Expenses
e
........................ 1.11% 1.16% 1.18% 1.21% 1.19% 1.19%
Net investment income ............... 1.22% 1.31% 1.22% 0.96% 0.47% 0.43%
Supplemental data
Net assets , end of period (000’s) ........ $2,409 $1,282 $1,320 $1,212 $1,795 $2,001
Portfolio turnover rate ................ 40% 97% 80% 47% 66% 93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

George Putnam Balanced Fund
Financial Highlights
George Putnam Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.50 $25.96 $22.29 $21.31 $24.94 $21.89
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.45 0.40 0.27 0.20 0.21
Net realized and unrealized gains (losses) 2.03 2.37 3.62 1.36 (1.93) 4.24
Total from investment operations ........ 2.28 2.82 4.02 1.63 (1.73) 4.45
Less distributions from:
Net investment income .............. (0.24) (0.57) (0.35) (0.25) (0.26) (0.15)
Net realized gains ................. (1.80) (0.71) — (0.40) (1.64) (1.25)
Total distributions ................... (2.04) (1.28) (0.35) (0.65) (1.90) (1.40)
Net asset value, end of period .......... $27.74 $27.50 $25.96 $22.29 $21.31 $24.94
Total return
c
....................... 8.35% 11.05% 18.22% 8.01% (7.68)% 21.11%
Ratios to average net assets
d
Expenses
e
........................ 0.66% 0.69% 0.71% 0.72% 0.71% 0.71%
Net investment income ............... 1.71% 1.73% 1.69% 1.26% 0.86% 0.92%
Supplemental data
Net assets , end of period (000’s) ........ $14 $14 $13 $11 $20 $21
Portfolio turnover rate ................ 40% 97% 80% 47% 66% 93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

George Putnam Balanced Fund
Financial Highlights
George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.21 $25.70 $22.07 $21.13 $24.75 $21.79
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.49 0.42 0.32 0.24 0.23
Net realized and unrealized gains (losses) 2.00 2.32 3.58 1.30 (1.94) 4.21
Total from investment operations ........ 2.26 2.81 4.00 1.62 (1.70) 4.44
Less distributions from:
Net investment income .............. (0.25) (0.59) (0.37) (0.28) (0.28) (0.23)
Net realized gains ................. (1.80) (0.71) — (0.40) (1.64) (1.25)
Total distributions ................... (2.05) (1.30) (0.37) (0.68) (1.92) (1.48)
Net asset value, end of period .......... $27.42 $27.21 $25.70 $22.07 $21.13 $24.75
Total return
c
....................... 8.38% 11.16% 18.33% 8.03% (7.60)% 21.22%
Ratios to average net assets
d
Expenses
e
........................ 0.56% 0.60% 0.61% 0.62% 0.61% 0.61%
Net investment income ............... 1.81% 1.87% 1.79% 1.56% 1.05% 1.01%
Supplemental data
Net assets , end of period (000’s) ........ $100,958 $94,218 $92,369 $93,044 $65,091 $69,239
Portfolio turnover rate ................ 40% 97% 80% 47% 66% 93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

George Putnam Balanced Fund
Financial Highlights
George Putnam Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.20 $25.69 $22.07 $21.12 $24.74 $21.78
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.47 0.40 0.30 0.22 0.21
Net realized and unrealized gains (losses) 2.00 2.33 3.58 1.31 (1.94) 4.21
Total from investment operations ........ 2.25 2.80 3.98 1.61 (1.72) 4.42
Less distributions from:
Net investment income .............. (0.24) (0.58) (0.36) (0.26) (0.26) (0.21)
Net realized gains ................. (1.80) (0.71) — (0.40) (1.64) (1.25)
Total distributions ................... (2.04) (1.29) (0.36) (0.66) (1.90) (1.46)
Net asset value, end of period .......... $27.41 $27.20 $25.69 $22.07 $21.12 $24.74
Total return
c
....................... 8.36% 11.09% 18.20% 7.98% (7.68)% 21.13%
Ratios to average net assets
d
Expenses
e
........................ 0.60% 0.66% 0.68% 0.71% 0.69% 0.69%
Net investment income ............... 1.76% 1.81% 1.71% 1.47% 0.97% 0.93%
Supplemental data
Net assets , end of period (000’s) ........ $441,828 $442,459 $349,881 $259,985 $256,633 $285,962
Portfolio turnover rate ................ 40% 97% 80% 47% 66% 93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

George Putnam Balanced Fund
Schedule of Investments (unaudited), January 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 62.8%
Aerospace & Defense 1.1%
Airbus SE ......................................... France 28,855 $ 6,606,353
Northrop Grumman Corp. ............................. United States 11,993 8,302,274
RTX Corp. ........................................ United States 51,798 10,407,772
25,316,399
Air Freight & Logistics 0.6%
FedEx Corp. ....................................... United States 42,614 13,732,361
Automobiles 1.3%
General Motors Co. .................................. United States 51,914 4,360,776
a
Tesla, Inc. ......................................... United States 59,111 25,441,965
29,802,741
Banks 1.5%
Bank of America Corp. ............................... United States 108,677 5,781,616
Citigroup, Inc. ...................................... United States 147,083 17,018,974
JPMorgan Chase & Co. ............................... United States 29,664 9,073,921
PNC Financial Services Group, Inc. (The) ................. United States 12,992 2,901,114
34,775,625
Beverages 0.9%
Coca-Cola Co. (The) ................................. United States 201,237 15,054,540
Keurig Dr. Pepper, Inc. ............................... United States 94,263 2,586,577
PepsiCo, Inc. ...................................... United States 18,567 2,852,448
20,493,565
Biotechnology 1.3%
AbbVie, Inc. ....................................... United States 51,095 11,394,696
Amgen, Inc. ....................................... United States 846 289,230
Gilead Sciences, Inc. ................................ United States 37,413 5,310,775
Regeneron Pharmaceuticals, Inc. ....................... United States 10,197 7,560,566
a
Vertex Pharmaceuticals, Inc. ........................... United States 8,581 4,032,212
28,587,479
Broadline Retail 2.9%
a
Amazon.com, Inc. ................................... United States 276,993 66,284,425
Building Products 0.3%
Trane Technologies plc ............................... United States 13,713 5,767,414
Capital Markets 1.5%
BlackRock, Inc. ..................................... United States 7,119 7,965,734
Charles Schwab Corp. (The) ........................... United States 93,588 9,725,665
CME Group, Inc. .................................... United States 15,294 4,420,884
Nasdaq, Inc. ....................................... United States 53,886 5,221,014
TPG, Inc., A ....................................... United States 117,828 6,941,247
34,274,544
Chemicals 0.7%
Corteva, Inc. ....................................... United States 71,616 5,213,645
Linde plc .......................................... United States 5,651 2,582,338
PPG Industries, Inc. ................................. United States 35,962 4,158,286
a
Solstice Advanced Materials, Inc. ....................... United States 62,694 3,872,608
15,826,877
Commercial Services & Supplies 0.3%
Cintas Corp. ....................................... United States 12,347 2,363,092
a
Copart, Inc. ........................................ United States 58,868 2,388,864

George Putnam Balanced Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies (continued)
Waste Connections, Inc. .............................. United States 18,817 $ 3,153,729
7,905,685
Communications Equipment 1.4%
Cisco Systems, Inc. ................................. United States 397,455 31,128,676
Construction Materials 0.4%
CRH plc .......................................... United States 81,828 10,016,565
Consumer Finance 0.6%
Capital One Financial Corp. ........................... United States 67,231 14,718,883
Consumer Staples Distribution & Retail 1.4%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 26,466 2,446,517
Costco Wholesale Corp. .............................. United States 6,628 6,231,977
Target Corp. ....................................... United States 20,039 2,113,514
a
US Foods Holding Corp. .............................. United States 15,316 1,280,724
Walmart, Inc. ...................................... United States 166,188 19,799,638
31,872,370
Electric Utilities 1.1%
Constellation Energy Corp. ............................ United States 7,731 2,169,937
NextEra Energy, Inc. ................................. United States 90,083 7,918,296
NRG Energy, Inc. ................................... United States 44,603 6,807,756
PPL Corp. ......................................... United States 105,396 3,820,605
Xcel Energy, Inc. .................................... United States 46,985 3,573,679
24,290,273
Electrical Equipment 0.4%
GE Vernova, Inc. .................................... United States 11,821 8,586,420
Energy Equipment & Services 0.0%
†
SLB Ltd. .......................................... United States 19,758 955,892
Entertainment 2.1%
a
Liberty Media Corp.-Liberty Formula One Corp., C ........... United States 50,530 4,397,121
a,b
Live Nation Entertainment, Inc. ......................... United States 53,204 7,738,522
a
Netflix, Inc. ........................................ United States 109,264 9,122,451
a
ROBLOX Corp., A ................................... United States 78,707 5,175,772
a
Spotify Technology SA ................................ United States 12,270 6,139,295
Walt Disney Co. (The) ................................ United States 131,169 14,795,863
47,369,024
Financial Services 2.5%
Apollo Global Management, Inc. ........................ United States 51,566 6,937,690
a
Berkshire Hathaway, Inc., B ............................ United States 32,338 15,539,379
Corebridge Financial, Inc. ............................. United States 62,386 1,923,361
Mastercard, Inc., A .................................. United States 39,170 21,104,404
Visa, Inc., A ........................................ United States 37,252 11,988,811
57,493,645
Food Products 0.1%
Mondelez International, Inc., A .......................... United States 44,865 2,623,257
Ground Transportation 0.3%
Union Pacific Corp. .................................. United States 30,042 7,062,874
Health Care Equipment & Supplies 1.2%
Abbott Laboratories .................................. United States 18,853 2,060,633
Becton Dickinson & Co. ............................... United States 32,840 6,682,283

George Putnam Balanced Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Boston Scientific Corp. ............................... United States 66,063 $ 6,178,872
a
Dexcom, Inc. ....................................... United States 34,415 2,513,672
a
Edwards Lifesciences Corp. ........................... United States 27,660 2,250,418
a
Intuitive Surgical, Inc. ................................ United States 9,375 4,727,062
Medtronic plc ...................................... United States 22,276 2,293,537
Stryker Corp. ...................................... United States 2,445 903,574
27,610,051
Health Care Providers & Services 1.1%
Cardinal Health, Inc. ................................. United States 10,129 2,176,519
Cencora, Inc. ...................................... United States 2,102 755,080
CVS Health Corp. ................................... United States 38,308 2,854,712
HCA Healthcare, Inc. ................................. United States 5,325 2,600,038
McKesson Corp. .................................... United States 10,808 8,983,718
UnitedHealth Group, Inc. .............................. United States 29,374 8,428,282
25,798,349
Health Care REITs 0.3%
Welltower, Inc. ..................................... United States 37,745 7,109,648
Hotels, Restaurants & Leisure 0.4%
a
Chipotle Mexican Grill, Inc., A .......................... United States 62,182 2,417,014
McDonald's Corp. ................................... United States 15,773 4,968,495
Starbucks Corp. .................................... United States 25,317 2,327,898
9,713,407
Household Products 0.4%
Procter & Gamble Co. (The) ........................... United States 62,854 9,539,352
Industrial Conglomerates 0.5%
Honeywell International, Inc. ........................... United States 53,052 12,070,391
Industrial REITs 0.3%
Prologis, Inc. ....................................... United States 56,991 7,440,745
Insurance 1.7%
Allstate Corp. (The) .................................. United States 56,042 11,151,798
American International Group, Inc. ...................... United States 86,051 6,443,499
Aon plc, A ......................................... United States 13,672 4,780,278
a
Arch Capital Group Ltd. ............................... United States 48,674 4,674,651
Assured Guaranty Ltd. ............................... United States 14,869 1,261,635
AXA SA ........................................... France 28,483 1,298,800
Prudential plc ...................................... Hong Kong 339,624 5,578,408
Unum Group ....................................... United States 41,015 3,115,909
38,304,978
Interactive Media & Services 5.5%
Alphabet, Inc., A .................................... United States 245,923 83,121,974
Meta Platforms, Inc., A ............................... United States 58,383 41,831,419
124,953,393
Life Sciences Tools & Services 1.0%
a,b
Bio-Rad Laboratories, Inc., A ........................... United States 18,269 5,365,605
Danaher Corp. ..................................... United States 11,004 2,408,666
Thermo Fisher Scientific, Inc. .......................... United States 25,631 14,830,353
22,604,624
Machinery 0.9%
Fortive Corp. ....................................... United States 122,083 6,447,203

George Putnam Balanced Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Ingersoll Rand, Inc. .................................. United States 58,014 $ 4,994,425
Otis Worldwide Corp. ................................ United States 100,918 8,620,416
20,062,044
Metals & Mining 0.5%
Barrick Mining Corp. ................................. Canada 77,677 3,556,830
Glencore plc ....................................... Australia 1,054,974 7,192,134
10,748,964
Multi-Utilities 0.4%
Ameren Corp. ...................................... United States 62,966 6,503,128
CenterPoint Energy, Inc. .............................. United States 80,187 3,182,622
9,685,750
Oil, Gas & Consumable Fuels 2.4%
a
Antero Resources Corp. .............................. United States 62,353 2,267,779
BP plc ............................................ United States 445,318 2,823,564
Cenovus Energy, Inc. ................................ Canada 364,770 7,198,157
ConocoPhillips ..................................... United States 99,882 10,410,701
Exxon Mobil Corp. ................................... United States 185,263 26,196,188
Shell plc .......................................... United States 167,850 6,452,072
55,348,461
Passenger Airlines 0.2%
Southwest Airlines Co. ............................... United States 99,811 4,743,019
Pharmaceuticals 2.1%
Bristol-Myers Squibb Co. .............................. United States 62,201 3,424,165
Eli Lilly & Co. ...................................... United States 23,921 24,809,665
Johnson & Johnson ................................. United States 58,293 13,247,084
Merck & Co., Inc. ................................... United States 68,016 7,500,125
48,981,039
Real Estate Management & Development 0.1%
a
CBRE Group, Inc., A ................................. United States 15,394 2,622,060
Semiconductors & Semiconductor Equipment 10.4%
a
Advanced Micro Devices, Inc. .......................... United States 82,682 19,573,310
Analog Devices, Inc. ................................. United States 87,465 27,191,119
Broadcom, Inc. ..................................... United States 136,165 45,111,465
Lam Research Corp. ................................. United States 135,634 31,665,114
Marvell Technology, Inc. .............................. United States 214,621 16,937,889
NVIDIA Corp. ...................................... United States 484,744 92,649,121
Qnity Electronics, Inc. ................................ United States 40,179 3,864,416
QUALCOMM, Inc. ................................... United States 6,948 1,053,247
238,045,681
Software 4.9%
Microsoft Corp. ..................................... United States 201,899 86,875,121
Oracle Corp. ....................................... United States 78,225 12,874,270
a
Palantir Technologies, Inc., A ........................... United States 82,322 12,067,582
111,816,973
Specialized REITs 0.6%
American Tower Corp. ................................ United States 80,429 14,419,311
Specialty Retail 0.8%
Home Depot, Inc. (The) ............................... United States 26,655 9,984,696

George Putnam Balanced Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
TJX Cos., Inc. (The) ................................. United States 44,665 $ 6,691,264
a
Ulta Beauty, Inc. .................................... United States 1,593 1,031,245
17,707,205
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc. ........................................ United States 266,199 69,073,316
a
Pure Storage, Inc., A ................................. United States 175,507 12,204,757
81,278,073
Textiles, Apparel & Luxury Goods 0.2%
Levi Strauss & Co., A ................................ United States 82,624 1,642,565
NIKE, Inc., B ....................................... United States 6,161 380,811
a
On Holding AG, A ................................... Switzerland 39,676 1,795,339
3,818,715
Tobacco 0.4%
Philip Morris International, Inc. ......................... United States 54,599 9,797,245
Trading Companies & Distributors 0.2%
United Rentals, Inc. .................................. United States 6,775 5,298,456
Total Common Stocks (Cost $776,880,054) ...................................
1,438,402,928
Principal
Amount
*
Corporate Bonds 12.2%
Aerospace & Defense 0.5%
c
BAE Systems plc ,
Senior Bond, 144A, 5.3%, 3/26/34 ..................... United Kingdom 1,415,000 1,464,311
Senior Note, 144A, 5.125%, 3/26/29 ................... United Kingdom 1,145,000 1,179,509
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 139,000 132,006
Senior Bond, 6.125%, 2/15/33 ........................ United States 1,044,000 1,128,467
Senior Bond, 3.6%, 5/01/34 .......................... United States 344,000 313,251
Senior Bond, 3.25%, 2/01/35 ......................... United States 192,000 168,127
Senior Bond, 3.5%, 3/01/39 .......................... United States 390,000 320,002
Senior Bond, 6.875%, 3/15/39 ........................ United States 575,000 649,673
Senior Bond, 3.375%, 6/15/46 ........................ United States 278,000 197,664
Senior Bond, 3.9%, 5/01/49 .......................... United States 534,000 399,346
Senior Bond, 6.858%, 5/01/54 ........................ United States 565,000 637,534
Senior Bond, 3.95%, 8/01/59 ......................... United States 480,000 340,242
Senior Note, 2.196%, 2/04/26 ........................ United States 1,405,000 1,404,761
Senior Note, 6.259%, 5/01/27 ........................ United States 87,000 89,249
Senior Note, 6.298%, 5/01/29 ........................ United States 132,000 140,247
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................... United States 801,000 842,556
Senior Bond, 5.95%, 2/01/37 ......................... United States 512,000 554,770
Senior Note, 3%, 1/15/29 ........................... United States 942,000 916,493
10,878,208
Automobiles 0.1%
c
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 106,000 113,313
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 930,000 986,595
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 540,000 556,694
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 315,000 317,620
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 254,000 263,477

George Putnam Balanced Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles (continued)
c
Hyundai Capital America, (continued)
Senior Note, 144A, 5.4%, 6/23/32 ..................... United States 380,000 $ 395,005
2,632,704
Banks 1.9%
c
Australia & New Zealand Banking Group Ltd. ,
d
Junior Sub. Bond, 144A, 6.75% to 6/14/26, FRN thereafter,
Perpetual ....................................... Australia 200,000 202,248
Sub. Bond, 144A, 2.57% to 11/24/30, FRN thereafter, 11/25/35 Australia 920,000 831,242
Banco Santander SA , Senior Non-Preferred Note , 1.722% to
9/13/26, FRN thereafter , 9/14/27 ...................... Spain 3,800,000 3,745,311
Bank of America Corp. ,
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 ... United States 363,000 376,509
Senior Bond, 5.511% to 1/23/35, FRN thereafter, 1/24/36 ... United States 245,000 254,421
Senior Note, 2.551% to 2/03/27, FRN thereafter, 2/04/28 .... United States 655,000 645,864
Senior Note, 5.162% to 1/23/30, FRN thereafter, 1/24/31 .... United States 245,000 252,705
e
Sub. Bond, FRN, 4.745%, (3-month SOFR + 1.022%), 9/15/26 United States 275,000 275,770
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 1,290,000 1,310,586
Sub. Bond, 6.11%, 1/29/37 .......................... United States 500,000 535,691
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 3,817,000 3,584,350
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 1,255,000 1,315,561
c
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 655,000 653,661
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 930,000 960,365
c
BPCE SA , Sub. Bond , 144A, 3.648% to 1/13/32, FRN thereafter ,
1/14/37 ......................................... France 482,000 443,864
c
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 765,000 773,225
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 700,000 727,679
Citigroup, Inc. ,
d
Junior Sub. Bond, 6.625% to 2/14/31, FRN thereafter,
Perpetual ....................................... United States 735,000 748,689
d
CC, Junior Sub. Bond, 7.125% to 8/14/29, FRN thereafter,
Perpetual ....................................... United States 865,000 895,818
d
GG, Junior Sub. Bond, 6.875% to 8/14/30, FRN thereafter,
Perpetual ....................................... United States 1,537,000 1,571,192
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 10,000 9,953
Sub. Bond, 4.45%, 9/29/27 .......................... United States 3,039,000 3,059,272
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..... United States 271,000 287,036
Sub. Bond, 4.75%, 5/18/46 .......................... United States 1,380,000 1,212,700
c
Commonwealth Bank of Australia ,
Sub. Bond, 144A, 2.688%, 3/11/31 .................... Australia 535,000 487,577
Sub. Bond, 144A, 5.837%, 3/13/34 .................... Australia 1,085,000 1,141,428
c
Cooperatieve Rabobank UA , Senior Non-Preferred Note , 144A,
1.98% to 12/14/26, FRN thereafter , 12/15/27 ............. Netherlands 285,000 280,329
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 1,015,000 1,027,522
JPMorgan Chase & Co. ,
d
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter,
Perpetual ....................................... United States 195,000 194,928
e
W, Junior Sub. Bond, FRN, 5.113%, (3-month SOFR + 1.262%),
5/15/47 ......................................... United States 595,000 536,342
Senior Bond, 3.782% to 1/31/27, FRN thereafter, 2/01/28 ... United States 2,088,000 2,084,025

George Putnam Balanced Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
JPMorgan Chase & Co., (continued)
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 491,000 $ 510,850
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 1,249,000 1,288,965
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 1,532,000 1,617,073
Sub. Bond, 5.576% to 7/22/35, FRN thereafter, 7/23/36 ..... United States 345,000 354,570
Lloyds Banking Group plc ,
Sub. Bond, 4.65%, 3/24/26 .......................... United Kingdom 315,000 315,374
Sub. Bond, 3.369% to 12/13/41, FRN thereafter, 12/14/46 ... United Kingdom 735,000 547,660
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 790,000 791,093
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 235,000 240,703
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 2,557,000 2,535,741
e
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 575,000 578,795
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 937,000 981,690
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 1,627,000 1,424,772
d
Wells Fargo & Co. , BB , Junior Sub. Bond , 3.9% to 3/14/26, FRN
thereafter , Perpetual ............................... United States 610,000 609,635
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 1,095,000 1,222,503
Westpac Banking Corp. ,
Sub. Bond, 4.421%, 7/24/39 ......................... Australia 600,000 554,922
Sub. Bond, 2.963%, 11/16/40 ........................ Australia 535,000 409,181
44,409,390
Biotechnology 0.1%
AbbVie, Inc. , Senior Bond , 5.05% , 3/15/34 ................
United States 301,000 308,655
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................... United States 320,000 315,197
Senior Bond, 5.75%, 3/02/63 ......................... United States 677,000 662,397
Senior Note, 5.25%, 3/02/30 ......................... United States 650,000 674,583
1,960,832
Building Products 0.0%
†
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 400,000 407,519
Capital Markets 0.8%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 325,000 333,775
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 578,000 569,336
Goldman Sachs Group, Inc. (The) ,
d
U, Junior Sub. Bond, 3.65% to 8/09/26, FRN thereafter,
Perpetual ....................................... United States 185,000 184,067
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 804,000 806,000
Senior Bond, 5.065% to 1/20/36, FRN thereafter, 1/21/37 ... United States 330,000 328,712
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 1,015,000 1,014,578
c
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 1,065,000 1,108,248
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 1,215,000 1,218,525
c
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 105,000 103,121
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 529,000 562,864

George Putnam Balanced Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
LPL Holdings, Inc., (continued)
Senior Note, 5.2%, 3/15/30 .......................... United States 764,000 $ 781,672
Morgan Stanley ,
Senior Bond, 5.073% to 1/29/36, FRN thereafter, 1/30/37 ... United States 500,000 498,255
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 1,030,000 1,050,986
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 490,000 504,566
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 490,000 489,785
Sub. Bond, 4.35%, 9/08/26 .......................... United States 3,409,000 3,418,800
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 226,000 236,462
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..... United States 744,000 778,831
c
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 1,766,000 1,689,129
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 146,000 152,660
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 1,550,000 1,466,447
17,296,819
Chemicals 0.1%
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 750,000 738,764
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 1,155,000 927,238
Nutrien Ltd. , Senior Note , 4% , 12/15/26 ...................
Canada 1,170,000 1,171,568
2,837,570
Commercial Services & Supplies 0.2%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 1,670,000 1,725,456
Waste Connections, Inc. ,
Senior Bond, 4.25%, 12/01/28 ........................ United States 1,318,000 1,329,982
Senior Bond, 5%, 3/01/34 ........................... United States 520,000 529,298
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 880,000 903,294
4,488,030
Communications Equipment 0.0%
†
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 195,000 177,042
Senior Note, 4.85%, 8/15/30 ......................... United States 224,000 228,632
Senior Note, 5.2%, 8/15/32 .......................... United States 761,000 785,564
1,191,238
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 1,890,000 1,749,092
Senior Note, 5.1%, 1/19/29 .......................... Ireland 285,000 291,747
Senior Note, 4.125%, 2/28/29 ........................ Ireland 225,000 224,266
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 649,000 736,120
c
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 976,000 1,014,444
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 1,015,000 1,021,417
Capital One Financial Corp. ,
Senior Bond, 3.75%, 3/09/27 ......................... United States 1,146,000 1,143,964
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 315,000 313,003
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .. United States 383,000 430,071
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 1,120,000 1,136,001
General Motors Financial Co., Inc. ,
Senior Bond, 5.45%, 9/06/34 ......................... United States 430,000 436,871

George Putnam Balanced Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
General Motors Financial Co., Inc., (continued)
Senior Note, 4.2%, 10/27/28 ......................... United States 280,000 $ 280,777
Senior Note, 5.8%, 1/07/29 .......................... United States 715,000 745,707
Senior Note, 4.9%, 10/06/29 ......................... United States 404,000 410,602
c
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 528,000 535,134
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 677,000 724,789
11,194,005
Consumer Staples Distribution & Retail 0.2%
c
7-Eleven, Inc. ,
Senior Bond, 144A, 1.8%, 2/10/31 ..................... United States 202,000 177,496
Senior Note, 144A, 1.3%, 2/10/28 ..................... United States 1,748,000 1,655,033
c
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 995,000 988,446
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 919,000 873,211
3,694,186
Containers & Packaging 0.1%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 525,000 528,448
c
Berry Global, Inc. , Senior Secured Note , 144A, 4.875% , 7/15/26 United States 30,000 30,017
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 1,040,000 1,182,345
Senior Bond, 7.95%, 2/15/31 ......................... United States 168,000 192,953
1,933,763
Diversified Consumer Services 0.1%
Service Corp. International ,
Senior Bond, 3.375%, 8/15/30 ........................ United States 165,000 154,428
Senior Note, 4%, 5/15/31 ........................... United States 1,335,000 1,271,434
1,425,862
Diversified REITs 0.2%
GLP Capital LP / GLP Financing II, Inc. ,
Senior Bond, 3.25%, 1/15/32 ......................... United States 453,000 410,416
Senior Bond, 6.75%, 12/01/33 ........................ United States 690,000 748,108
VICI Properties LP ,
Senior Bond, 5.75%, 4/01/34 ......................... United States 752,000 776,165
Senior Note, 4.75%, 2/15/28 ......................... United States 760,000 767,841
c
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 285,000 283,432
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 945,000 948,111
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 730,000 717,972
4,652,045
Diversified Telecommunication Services 0.4%
AT&T, Inc. ,
Senior Bond, 2.25%, 2/01/32 ......................... United States 991,000 871,798
Senior Bond, 2.55%, 12/01/33 ........................ United States 1,464,000 1,245,894
f
Senior Bond, 5.125%, 4/30/36 ........................ United States 415,000 413,456
Senior Bond, 4.75%, 5/15/46 ......................... United States 94,000 81,250
Senior Bond, 3.55%, 9/15/55 ......................... United States 56,000 37,225
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 1,930,000 1,991,106
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 1,613,000 1,730,835

George Putnam Balanced Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
TELUS Corp. , Junior Sub. Bond , 6.625% to 10/14/30, FRN
thereafter , 10/15/55 ................................ Canada 1,462,000 $ 1,495,926
Verizon Communications, Inc. ,
Senior Bond, 5.875%, 11/30/55 ....................... United States 310,000 306,231
Senior Note, 4.75%, 1/15/33 ......................... United States 710,000 710,410
8,884,131
Electric Utilities 1.2%
American Electric Power Co., Inc. ,
C, Junior Sub. Bond, 5.8% to 3/14/31, FRN thereafter, 3/15/56 United States 1,145,000 1,145,474
D, Junior Sub. Bond, 6.05% to 3/14/36, FRN thereafter,
3/15/56 ......................................... United States 380,000 377,482
Senior Bond, 5.625%, 3/01/33 ........................ United States 296,000 310,003
J, Senior Bond, 4.3%, 12/01/28 ....................... United States 528,000 531,915
c
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 345,000 311,580
Appalachian Power Co. , L , Senior Bond , 5.8% , 10/01/35 ......
United States 502,000 533,465
Commonwealth Edison Co. , Senior Bond , 5.875% , 2/01/33 ....
United States 547,000 584,229
DTE Electric Co. , Senior Bond , 5.25% , 5/15/35 .............
United States 250,000 256,327
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...
United States 466,000 412,127
Duke Energy Corp. ,
Senior Bond, 5.75%, 9/15/33 ......................... United States 1,071,000 1,134,969
Senior Bond, 5.8%, 6/15/54 .......................... United States 767,000 759,169
Senior Note, 4.85%, 1/05/29 ......................... United States 125,000 127,695
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 139,000 137,830
c
Enel Finance International NV ,
Senior Bond, 144A, 7.5%, 10/14/32 .................... Italy 920,000 1,058,231
Senior Note, 144A, 4.375%, 9/30/30 ................... Italy 490,000 489,028
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 237,000 247,376
Senior Note, 5.15%, 3/15/29 ......................... United States 1,655,000 1,703,410
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 225,000 226,390
Georgia Power Co. ,
Senior Bond, 4.95%, 5/17/33 ......................... United States 824,000 841,520
Senior Bond, 5.25%, 3/15/34 ......................... United States 713,000 735,443
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 729,000 715,165
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................... United States 625,000 629,142
Senior Note, 5.3%, 3/15/32 .......................... United States 2,005,000 2,083,301
c
NRG Energy, Inc. , Senior Secured Note , 144A, 2.45% , 12/02/27 United States 900,000 870,626
Oncor Electric Delivery Co. LLC , Senior Secured Bond , 5.75% ,
3/15/29 ......................................... United States 445,000 466,321
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 480,000 505,319
Senior Bond, 4.95%, 7/01/50 ......................... United States 506,000 429,373
Senior Bond, 6.75%, 1/15/53 ......................... United States 550,000 586,504
Senior Note, 2.1%, 8/01/27 .......................... United States 235,000 228,272
Senior Note, 3.3%, 12/01/27 ......................... United States 1,050,000 1,035,788
Senior Note, 5.55%, 5/15/29 ......................... United States 275,000 284,149
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 105,000 109,082
Virginia Electric and Power Co. ,
Senior Bond, 5.05%, 8/15/34 ......................... United States 770,000 781,094
C, Senior Bond, 4.9%, 9/15/35 ....................... United States 1,100,000 1,093,824

George Putnam Balanced Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
c
Vistra Operations Co. LLC ,
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 442,000 $ 439,918
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............ United States 743,000 824,250
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 896,000 940,422
Senior Secured Bond, 144A, 5.25%, 10/15/35 ............ United States 315,000 312,077
Senior Secured Note, 144A, 3.7%, 1/30/27 .............. United States 920,000 917,258
Senior Secured Note, 144A, 4.6%, 10/15/30 ............. United States 430,000 428,866
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 1,250,000 1,292,234
26,896,648
Electrical Equipment 0.1%
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 1,706,000 1,681,136
Entertainment 0.1%
c
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 1,779,000 1,854,483
Financial Services 0.0%
†
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 521,000 515,833
Food Products 0.4%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Note, 3%, 2/02/29 ........................... United States 1,090,000 1,055,371
Senior Note, 5.75%, 4/01/33 ......................... United States 212,000 221,367
Senior Note, 6.75%, 3/15/34 ......................... United States 665,000 733,574
JBS NV/JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 5.95% , 4/20/35 ............... United States 410,000 431,255
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 122,000 107,696
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 159,000 182,471
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 295,000 330,147
Senior Bond, 4.625%, 10/01/39 ....................... United States 295,000 266,571
Senior Bond, 5%, 6/04/42 ........................... United States 1,025,000 935,462
c
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 1,930,000 1,947,926
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 945,000 942,524
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 240,000 241,011
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 83,000 84,720
Senior Note, 144A, 5%, 3/01/32 ...................... United States 135,000 138,765
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 765,000 783,519
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 345,000 319,129
8,721,508
Ground Transportation 0.2%
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 460,000 455,380
c
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 595,000 592,065
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 2,165,000 2,173,072
c
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 885,000 909,173
4,129,690

George Putnam Balanced Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.0%
†
c
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 750,000 $ 733,879
Health Care Providers & Services 0.3%
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 480,000 502,603
Senior Bond, 1.875%, 2/28/31 ........................ United States 315,000 277,485
Senior Bond, 4.78%, 3/25/38 ......................... United States 398,000 373,735
HCA, Inc. ,
Senior Bond, 5.25%, 6/15/26 ......................... United States 143,000 143,150
Senior Bond, 5.6%, 4/01/34 .......................... United States 433,000 449,916
Senior Bond, 6%, 4/01/54 ........................... United States 571,000 566,949
Senior Note, 5.375%, 9/01/26 ........................ United States 458,000 458,487
Senior Note, 3.625%, 3/15/32 ........................ United States 247,000 233,140
Senior Note, 4.6%, 11/15/32 ......................... United States 470,000 465,761
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 1,025,000 1,055,335
Icon Investments Six DAC ,
Senior Secured Note, 5.809%, 5/08/27 ................. United States 557,000 567,615
Senior Secured Note, 5.849%, 5/08/29 ................. United States 238,000 248,276
UnitedHealth Group, Inc. , Senior Note , 5.3% , 6/15/35 ........
United States 1,605,000 1,652,236
6,994,688
Hotels, Restaurants & Leisure 0.3%
c
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 1,175,000 1,189,324
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 1,210,000 1,246,571
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 1,255,000 1,290,484
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 1,861,000 1,842,675
Hyatt Hotels Corp. ,
Senior Note, 5.25%, 6/30/29 ......................... United States 635,000 654,894
Senior Note, 5.375%, 12/15/31 ....................... United States 425,000 438,032
Las Vegas Sands Corp. , Senior Note , 3.5% , 8/18/26 .........
United States 433,000 431,126
7,093,106
Household Durables 0.1%
DR Horton, Inc. , Senior Bond , 5% , 10/15/34 ...............
United States 921,000 929,071
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 501,000 503,748
Senior Bond, 3.8%, 11/01/29 ......................... United States 605,000 597,067
2,029,886
Independent Power and Renewable Electricity Producers 0.3%
c
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 1,160,000 1,235,509
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 436,000 470,811
Senior Bond, 6.5%, 10/01/53 ......................... United States 1,060,000 1,148,078
Senior Bond, 5.75%, 3/15/54 ......................... United States 439,000 433,357
Senior Note, 5.6%, 3/01/28 .......................... United States 1,460,000 1,505,673
Senior Note, 4.4%, 1/15/31 .......................... United States 355,000 354,266
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 440,000 432,543
A, Senior Note, 4.25%, 10/01/30 ...................... United States 245,000 244,476
5,824,713

George Putnam Balanced Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 0.5%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 490,000 $ 501,513
c
Athene Global Funding ,
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 968,000 994,101
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 763,000 776,622
Senior Secured Bond, 144A, 5.543%, 8/22/35 ............ United States 570,000 571,841
Athene Holding Ltd. ,
Senior Bond, 5.875%, 1/15/34 ........................ United States 411,000 426,879
Senior Bond, 6.25%, 4/01/54 ......................... United States 309,000 301,055
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 724,000 643,370
Senior Bond, 2.85%, 10/15/50 ........................ United States 5,000 3,186
Brown & Brown, Inc. ,
Senior Bond, 5.55%, 6/23/35 ......................... United States 425,000 435,074
Senior Note, 4.9%, 6/23/30 .......................... United States 883,000 896,795
Senior Note, 5.25%, 6/23/32 ......................... United States 318,000 324,515
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 591,000 594,717
c
CNO Global Funding ,
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 150,000 143,501
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 120,000 122,058
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 740,000 769,351
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 785,000 796,444
c
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 1,305,000 837,531
c
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 2,264,000 2,512,211
c
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 6.85% , 12/16/39 .............................. United States 234,000 268,008
11,918,772
Interactive Media & Services 0.0%
†
Meta Platforms, Inc. ,
Senior Bond, 5.75%, 5/15/63 ......................... United States 386,000 367,046
Senior Bond, 5.55%, 8/15/64 ......................... United States 180,000 165,381
532,427
Leisure Products 0.0%
†
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 650,000 573,301
Senior Note, 5.85%, 3/18/29 ......................... United States 565,000 587,931
1,161,232
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 536,000 537,427
Machinery 0.0%
†
Oshkosh Corp. , Senior Bond , 3.1% , 3/01/30 ...............
United States 146,000 139,485
Media 0.3%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 475,000 472,948
Senior Secured Bond, 3.5%, 6/01/41 ................... United States 420,000 300,794
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 59,000 37,765
Senior Secured Note, 2.25%, 1/15/29 .................. United States 274,000 257,420
Omnicom Group, Inc. , Senior Note , 4.65% , 10/01/28 .........
United States 1,668,000 1,683,121

George Putnam Balanced Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................... United States 815,000 $ 793,284
Senior Bond, 4.95%, 1/15/31 ......................... United States 275,000 263,185
Senior Bond, 4.2%, 5/19/32 .......................... United States 8,000 7,226
Senior Note, 3.7%, 6/01/28 .......................... United States 210,000 204,701
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 2,203,000 2,534,220
6,554,664
Metals & Mining 0.1%
c
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 1,790,000 1,648,036
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 1,061,000 1,111,361
2,759,397
Multi-Utilities 0.2%
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 228,000 195,634
Dominion Energy, Inc. , Junior Sub. Bond , 6.2% to 2/14/36, FRN
thereafter , 2/15/56 ................................. United States 560,000 562,183
DTE Energy Co. ,
Senior Bond, 5.85%, 6/01/34 ......................... United States 491,000 522,283
Senior Note, 4.95%, 7/01/27 ......................... United States 745,000 754,531
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 1,160,000 1,196,758
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 510,000 492,427
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 525,000 525,987
4,249,803
Oil, Gas & Consumable Fuels 0.6%
Canadian Natural Resources Ltd. , Senior Bond , 7.2% , 1/15/32 .
Canada 945,000 1,058,948
Cheniere Energy Partners LP , Senior Bond , 3.25% , 1/31/32 ....
United States 468,000 432,032
c
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 497,000 527,086
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 394,000 416,426
Senior Bond, 5.65%, 10/15/54 ........................ United States 151,000 147,083
El Paso Natural Gas Co. LLC , Senior Bond , 8.375% , 6/15/32 ..
United States 439,000 524,655
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 416,000 416,721
Energy Transfer LP ,
d
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 2,076,000 2,105,504
Senior Bond, 6.5%, 2/01/42 .......................... United States 123,000 130,205
Senior Note, 5.25%, 7/01/29 ......................... United States 410,000 422,720
Kinder Morgan Energy Partners LP , Senior Bond , 5.4% , 9/01/44
United States 178,000 170,240
Occidental Petroleum Corp. , Senior Bond , 7.5% , 5/01/31 ......
United States 1,022,000 1,152,626
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 845,000 849,045
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 925,000 939,429
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 444,000 448,261
c
Transcontinental Gas Pipe Line Co. LLC , Senior Bond , 144A,
5.1% , 3/15/36 .................................... United States 525,000 527,223
c
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 1,895,000 1,942,968

George Putnam Balanced Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 488,000 $ 497,086
Senior Note, 4.9%, 8/01/30 .......................... United States 507,000 513,680
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 697,000 724,358
13,946,296
Paper & Forest Products 0.1%
c
Georgia-Pacific LLC , Senior Note , 144A, 2.1% , 4/30/27 ....... United States 1,525,000 1,492,941
Passenger Airlines 0.0%
†
c
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 1,190,000 1,203,887
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 740,000 735,434
Kenvue, Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 200,000 204,249
Senior Note, 4.9%, 3/22/33 .......................... United States 1,490,000 1,517,568
2,457,251
Pharmaceuticals 0.4%
Merck & Co., Inc. ,
Senior Bond, 4.75%, 12/04/35 ........................ United States 405,000 401,691
Senior Note, 4.45%, 12/04/32 ........................ United States 250,000 250,690
Novartis Capital Corp. , Senior Note , 4.1% , 11/05/30 .........
United States 1,795,000 1,795,513
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% ,
5/19/33 ......................................... United States 1,355,000 1,369,058
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 743,000 761,227
Senior Bond, 5.2%, 9/25/35 .......................... United States 555,000 558,095
Senior Note, 5.15%, 9/02/29 ......................... United States 666,000 686,074
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond ,
4.1% , 10/01/46 ................................... Israel 90,000 68,922
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 565,000 550,349
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 304,000 327,011
Zoetis, Inc. ,
Senior Bond, 2%, 5/15/30 ........................... United States 557,000 510,172
Senior Bond, 5%, 8/17/35 ........................... United States 2,045,000 2,059,915
9,338,717
Semiconductors & Semiconductor Equipment 0.4%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........
United States 811,000 836,721
Broadcom, Inc. ,
Senior Bond, 4.15%, 11/15/30 ........................ United States 1,003,000 997,950
Senior Bond, 4.95%, 1/15/36 ......................... United States 390,000 389,765
Senior Bond, 5.7%, 1/15/56 .......................... United States 60,000 60,506
c
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 606,000 513,887
c
Senior Bond, 144A, 4.926%, 5/15/37 ................... United States 1,000,000 985,292
c
Foundry JV Holdco LLC ,
Senior Secured Bond, 144A, 6.4%, 1/25/38 .............. United States 415,000 444,796
Senior Secured Note, 144A, 5.5%, 1/25/31 .............. United States 285,000 295,334
Senior Secured Note, 144A, 6.15%, 1/25/32 ............. United States 1,345,000 1,433,115
Senior Secured Note, 144A, 5.9%, 1/25/33 .............. United States 430,000 451,384
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 1,480,000 1,435,711

George Putnam Balanced Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 808,000 $ 842,335
Senior Note, 4.75%, 7/15/30 ......................... United States 10,000 10,130
Senior Note, 5.95%, 9/15/33 ......................... United States 723,000 770,452
9,467,378
Software 0.2%
Oracle Corp. ,
Senior Bond, 3.65%, 3/25/41 ......................... United States 784,000 572,558
Senior Note, 1.65%, 3/25/26 ......................... United States 1,385,000 1,380,150
Senior Note, 4.45%, 9/26/30 ......................... United States 510,000 498,013
Senior Note, 4.8%, 9/26/32 .......................... United States 680,000 658,589
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 1,362,000 1,201,347
Synopsys, Inc. , Senior Bond , 5.15% , 4/01/35 ...............
United States 940,000 953,248
5,263,905
Specialized REITs 0.4%
American Tower Corp. ,
Senior Bond, 3.125%, 1/15/27 ........................ United States 1,710,000 1,697,954
Senior Bond, 2.9%, 1/15/30 .......................... United States 921,000 875,173
Senior Bond, 2.7%, 4/15/31 .......................... United States 1,939,000 1,783,479
Senior Note, 2.75%, 1/15/27 ......................... United States 686,000 678,654
Senior Note, 4.7%, 12/15/32 ......................... United States 315,000 315,374
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 549,000 545,321
Senior Bond, 3.8%, 2/15/28 .......................... United States 458,000 455,168
Senior Bond, 4.75%, 5/15/47 ......................... United States 165,000 142,793
Senior Note, 4.9%, 9/01/29 .......................... United States 785,000 799,001
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 255,000 255,471
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 1,483,000 1,428,073
8,976,461
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 780,000 719,436
Senior Bond, 4.1%, 1/15/52 .......................... United States 710,000 519,578
1,239,014
Technology Hardware, Storage & Peripherals 0.0%
†
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 517,000 520,897
Senior Note, 4.85%, 10/15/31 ........................ United States 601,000 606,288
1,127,185
Textiles, Apparel & Luxury Goods 0.0%
†
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 211,000 192,329
Senior Note, 5.1%, 3/11/30 .......................... United States 478,000 490,391
682,720
Tobacco 0.2%
BAT Capital Corp. ,
Senior Bond, 4.39%, 8/15/37 ......................... United Kingdom 575,000 528,121
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 2,125,000 2,106,443

George Putnam Balanced Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 1,517,000 $ 1,566,434
Senior Note, 4.375%, 4/30/30 ........................ United States 580,000 583,623
Senior Note, 4.75%, 11/01/31 ........................ United States 535,000 545,218
5,329,839
Trading Companies & Distributors 0.1%
c
Aviation Capital Group LLC ,
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 1,055,000 1,084,512
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 935,000 950,538
2,035,050
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc. ,
Senior Bond, 8.75%, 5/01/32 ......................... Canada 85,000 99,862
Senior Note, 3.8%, 3/15/32 .......................... Canada 544,000 515,632
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 600,000 629,448
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 1,195,000 1,240,078
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................... United States 187,000 190,071
Senior Bond, 4.95%, 11/15/35 ........................ United States 110,000 109,086
Senior Bond, 5%, 2/15/36 ........................... United States 790,000 782,272
Senior Note, 3.75%, 4/15/27 ......................... United States 1,762,000 1,757,859
Senior Note, 3.875%, 4/15/30 ........................ United States 44,000 43,259
Senior Note, 6.7%, 12/15/33 ......................... United States 395,000 440,865
5,808,432
Total Corporate Bonds (Cost $279,266,202) ...................................
280,584,155
U.S. Government and Agency Securities 14.7%
U.S. Treasury Bonds ,
4.375%, 11/15/39 ................................. United States 5,500,000 5,404,180
4.625%, 2/15/40 .................................. United States 4,380,000 4,409,257
4.25%, 11/15/40 .................................. United States 6,500,000 6,247,617
3.25%, 5/15/42 ................................... United States 18,280,000 15,191,323
g
2.75%, 8/15/42 ................................... United States 19,190,000 14,780,798
5%, 5/15/45 ..................................... United States 4,430,000 4,528,290
3.375%, 11/15/48 ................................. United States 19,030,000 15,004,709
3%, 2/15/49 ..................................... United States 16,880,000 12,396,909
1.875%, 2/15/51 .................................. United States 27,550,000 15,353,744
2.875%, 5/15/52 .................................. United States 2,740,000 1,907,190
3%, 8/15/52 ..................................... United States 5,400,000 3,852,141
3.625%, 2/15/53 .................................. United States 9,360,000 7,543,940
U.S. Treasury Notes ,
4.375%, 8/15/26 .................................. United States 440,000 441,697
3.875%, 5/31/27 .................................. United States 22,900,000 23,001,082
1.25%, 9/30/28 ................................... United States 16,080,000 15,135,300
3.5%, 11/15/28 ................................... United States 27,500,000 27,431,250
2.375%, 3/31/29 .................................. United States 42,970,000 41,374,571
3.25%, 6/30/29 ................................... United States 16,350,000 16,140,835
4.25%, 6/30/29 ................................... United States 38,100,000 38,823,305
1.375%, 11/15/31 ................................. United States 9,280,000 8,069,794
3.875%, 8/15/33 .................................. United States 5,600,000 5,527,156
4%, 2/15/34 ..................................... United States 15,480,000 15,354,830
4.375%, 5/15/34 .................................. United States 15,480,000 15,733,666

George Putnam Balanced Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
4.25%, 11/15/34 .................................. United States 23,430,000 $ 23,541,201
Total U.S. Government and Agency Securities (Cost $344,873,799) ..............
337,194,785
Asset-Backed Securities 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
c
CVS Pass-Through Trust ,
144A, 7.507%, 1/10/32 .............................. United States 329,298 350,137
2013, 144A, 4.704%, 1/10/36 ......................... United States 407,246 389,188
739,325
a a a a a a
Total Asset-Backed Securities (Cost $736,544) ................................
739,325
Commercial Mortgage-Backed Securities 0.1%
Financial Services 0.1%
h
Citigroup Commercial Mortgage Trust , 2014-GC21 , C , FRN ,
4.78% , 5/10/47 ................................... United States 100,947 99,119
CSAIL Commercial Mortgage Trust , 2019-C17 , AS , 3.278% ,
9/15/52 ......................................... United States 1,066,000 974,101
h
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2012-
C6 , D , FRN , 4.964% , 5/15/45 ......................... United States 131,021 130,590
c,i
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 2,032,334 236
Wells Fargo Commercial Mortgage Trust , 2017-C40 , A4 , 3.581% ,
10/15/50 ........................................ United States 1,112,000 1,099,739
2,303,785
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $3,040,215) ...............
2,303,785
Mortgage-Backed Securities 9.3%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.6%
FHLMC Pool, 30 Year, 2%, 3/01/51 - 1/01/52 ............... United States 2,184,051 1,784,166
FHLMC Pool, 30 Year, 2.5%, 1/01/52 ..................... United States 5,051,689 4,368,503
FHLMC Pool, 30 Year, 3%, 3/01/43 ...................... United States 155,412 144,014
FHLMC Pool, 30 Year, 3.5%, 12/01/42 - 8/01/52 ............ United States 2,342,899 2,181,154
FHLMC Pool, 30 Year, 4%, 7/01/42 - 7/01/49 ............... United States 1,683,619 1,642,914
FHLMC Pool, 30 Year, 4.5%, 8/01/52 - 2/01/53 ............. United States 1,129,725 1,114,851
FHLMC Pool, 30 Year, 5.5%, 9/01/52 - 11/01/53 ............ United States 1,518,951 1,556,928
FHLMC Pool, 30 Year, 6%, 3/01/35 - 9/01/53 ............... United States 309,048 319,306
13,111,836
Federal National Mortgage Association (FNMA) Fixed Rate 5.6%
FNMA, 3.5%, 5/01/56 ................................ United States 686,575 632,960
FNMA, 15 Year, 2%, 10/01/27 - 8/01/28 ................... United States 738,702 724,095
FNMA, 15 Year, 2.5%, 2/01/36 ......................... United States 1,206,305 1,141,839
FNMA, 15 Year, 3%, 12/01/30 .......................... United States 230,219 227,682
FNMA, 30 Year, 2%, 9/01/50 - 4/01/52 .................... United States 14,728,928 12,079,146
FNMA, 30 Year, 2.5%, 9/01/50 - 4/01/52 .................. United States 21,984,871 18,905,150
FNMA, 30 Year, 3%, 8/01/51 ........................... United States 12,361,489 11,173,754
FNMA, 30 Year, 3%, 2/01/43 - 4/01/52 .................... United States 3,376,982 3,074,076
FNMA, 30 Year, 3.5%, 5/01/43 - 6/01/52 .................. United States 5,021,280 4,703,220
FNMA, 30 Year, 4%, 9/01/45 - 5/01/53 .................... United States 2,111,512 2,044,261
FNMA, 30 Year, 4.5%, 5/01/48 - 5/01/53 .................. United States 4,257,459 4,223,278
FNMA, 30 Year, 5%, 8/01/33 - 10/01/52 ................... United States 894,166 900,120
FNMA, 30 Year, 5.5%, 7/01/33 - 11/01/53 ................. United States 2,888,041 2,964,673
FNMA, 30 Year, 6%, 10/01/53 .......................... United States 3,895,310 4,055,377
j
Uniform Mortgage-Backed Securities, 1.5%, TBA, 2/25/41 ..... United States 3,900,000 3,521,080

George Putnam Balanced Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
j
Uniform Mortgage-Backed Securities, 2%, TBA, 2/25/41 ...... United States 5,100,000 $ 4,712,666
j
Uniform Mortgage-Backed Securities, 2%, TBA, 2/25/56 ...... United States 23,000,000 18,664,631
j
Uniform Mortgage-Backed Securities, 2.5%, TBA, 2/25/41 -
2/25/56 ......................................... United States 2,630,000 2,295,020
j
Uniform Mortgage-Backed Securities, 3.5%, TBA, 2/25/56 ..... United States 2,500,000 2,312,666
j
Uniform Mortgage-Backed Securities, 4%, TBA, 3/25/56 ...... United States 5,610,000 5,352,559
j
Uniform Mortgage-Backed Securities, 4.5%, TBA, 2/25/41 -
3/25/56 ......................................... United States 2,300,000 2,257,421
j
Uniform Mortgage-Backed Securities, 5%, TBA, 2/25/41 - 2/25/56 United States 10,500,000 10,516,703
j
Uniform Mortgage-Backed Securities, 5.5%, TBA, 2/25/56 ..... United States 13,000,000 13,182,868
129,665,245
Government National Mortgage Association (GNMA) Fixed Rate 3.1%
GNMA I, 30 Year, 4%, 4/15/43 .......................... United States 1,341,804 1,304,168
GNMA I, Single-family, 30 Year, 3.5%, 11/15/47 ............. United States 40,857 38,085
GNMA II, 30 Year, 3.5%, 5/20/52 ........................ United States 3,632,038 3,316,548
j
GNMA II, Single-family, 30 Year, 2%, 2/15/56 ............... United States 8,500,000 7,071,451
GNMA II, Single-family, 30 Year, 2.5%, 9/20/52 - 2/20/53 ...... United States 9,221,715 8,015,911
GNMA II, Single-family, 30 Year, 3%, 7/20/46 - 11/20/46 ....... United States 16,946,555 15,537,118
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 - 1/20/48 ..... United States 861,824 799,143
j
GNMA II, Single-family, 30 Year, 4%, 2/15/56 ............... United States 2,490,000 2,355,026
GNMA II, Single-family, 30 Year, 4.5%, 3/20/49 - 10/20/49 ..... United States 277,406 270,789
j
GNMA II, Single-family, 30 Year, 4.5%, 2/15/56 ............. United States 4,000,000 3,906,725
GNMA II, Single-family, 30 Year, 5%, 2/20/49 - 10/20/49 ...... United States 978,046 999,747
j
GNMA II, Single-family, 30 Year, 5%, 2/15/56 ............... United States 4,000,000 3,999,986
GNMA II, Single-family, 30 Year, 5.5%, 4/20/54 ............. United States 3,792,769 3,875,011
j
GNMA II, Single-family, 30 Year, 5.5%, 2/15/56 ............. United States 4,500,000 4,549,856
j
GNMA II, Single-family, 30 Year, 6%, 2/15/56 - 3/15/56 ....... United States 14,000,000 14,284,791
70,324,355
Total Mortgage-Backed Securities (Cost $216,299,915) .........................
213,101,436
Residential Mortgage-Backed Securities 0.0%
†
Financial Services 0.0%
†
h,k
FNMA , 2001-79 , BI , IO, FRN , 0.25% , 3/25/45 .............. United States 124,890 685
l
FNMA Connecticut Avenue Securities Trust , 2016-C01 , 1M2 ,
FRN , 10.562% , ( 30-day SOFR Average + 6.864% ), 8/25/28 .. United States 50,932 51,163
51,848
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $59,664) ...................
51,848
Municipal Bonds 0.1%
California 0.1%
County of Fresno , Revenue , 2004 A , NATL Insured , 4.62%,
8/15/32 ......................................... United States 530,000 394,580
State of California , GO , 7.5% , 4/01/34 ....................
United States 215,000 249,578
644,158
Ohio 0.0%
†
Ohio State University (The) , Revenue , 2010 C , 4.91% , 6/01/40 .
United States 275,000 275,034

George Putnam Balanced Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.0%
†
North Texas Tollway Authority , North Texas Tollway System ,
Revenue, First Tier , 2009 B , 6.718% , 1/01/49 ............. United States 350,000 $ 383,745
Total Municipal Bonds (Cost $1,235,729) .....................................
1,302,937
Total Long Term Investments (Cost $1,622,392,122) ...........................
2,273,681,199
a
Short Term Investments 5.4%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 5.0%
m,n
Putnam Short Term Investment Fund, Class P, 3.863% ....... United States 113,976,509 113,976,509
Total Management Investment Companies (Cost $113,976,509) .................
113,976,509
o
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.4%
m,n
Putnam Cash Collateral Pool, LLC, 3.878% ................ United States 9,202,075 9,202,075
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $9,202,075) ..........................................................
9,202,075
Total Short Term Investments (Cost $123,178,584 ) .............................
123,178,584
a
Total Investments (Cost $1,745,570,706) 104.6% ..............................
$2,396,859,783
TBA Sale Commitments (0.7)% ..............................................
(17,180,854)
Other Assets, less Liabilities (3.9)% .........................................
(88,772,035)
Net Assets 100.0% .........................................................
$2,290,906,894
a a a
Principal
Amount
*
p
TBA Sale Commitments (0.7)%
Mortgage-Backed Securities (0.7)%
Government National Mortgage Association (GNMA) Fixed Rate (0.7)%
GNMA II, Single-family, 30 Year ,
2.5%, 2/15/56 .................................... United States (1,500,000) (1,299,494)
3%, 2/15/56 ...................................... United States (9,670,000) (8,732,610)
6%, 2/15/56 ...................................... United States (7,000,000) (7,148,750)
(17,180,854)
Total TBA Sale Commitments (Proceeds $(17,204,260)) ........................
$(17,180,854)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at January 31, 2026. See Note 1 ( f ).

George Putnam Balanced Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At January 31, 2026, the Fund had the following futures contracts outstanding. See Note 1(e).
At January 31, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(e) .
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the aggregate value of these securities was $71,735,769, representing 3.1% of net assets.
d
Perpetual security with no stated maturity date.
e
The coupon rate shown represents the rate at period end.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
g
A portion or all of the security has been segregated as collateral for certain derivative contracts. At January 31, 2026, the value of this security pledged amounted to
$1,468,913, representing 0.1% of net assets.
h
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
i
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
j
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
See Note 3 ( g ) regarding investments in affiliated management investment companies.
n
The rate shown is the annualized seven-day effective yield at period end.
o
See Note 1 ( f ) regarding securities on loan.
p
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 24 $ 8,358,900 3/20/26 $ 664
Total Futures Contracts ...................................................................... $664
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Hong Kong Dollar ... BZWS Buy 20,248,900 2,609,539 2/11/26 $ — $ (16,593)
Hong Kong Dollar ... GSCO Sell 2,654,900 342,133 2/11/26 2,163 —
Hong Kong Dollar ... HSBK Sell 17,981,000 2,317,029 2/11/26 14,496 —
British Pound ...... BOFA Sell 2,475,000 3,324,351 3/17/26 — (62,137)
British Pound ...... BZWS Sell 1,083,100 1,454,771 3/17/26 — (27,211)
British Pound ...... GSCO Buy 213,700 287,033 3/17/26 5,368 —
British Pound ...... GSCO Sell 3,054,200 4,127,684 3/17/26 — (51,311)
British Pound ...... JPHQ Sell 1,200,100 1,611,827 3/17/26 — (30,243)
British Pound ...... MSCO Sell 1,519,400 2,029,771 3/17/26 — (49,190)
British Pound ...... SSBT Buy 307,500 414,030 3/17/26 6,716 —
British Pound ...... SSBT Sell 2,425,000 3,237,559 3/17/26 — (80,515)
British Pound ...... TDOM Sell 2,038,500 2,721,601 3/17/26 — (67,633)
British Pound ...... UBSW Buy 176,400 235,508 3/17/26 5,856 —

George Putnam Balanced Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
British Pound ...... WPAC Sell 1,717,200 2,292,654 3/17/26 $ — $ (56,953)
Danish Krone ...... HSBK Sell 11,825,300 1,871,625 3/17/26 — (9,861)
Euro ............. BZWS Buy 158,800 187,547 3/17/26 1,059 —
Euro ............. CITI Buy 150,500 176,206 3/17/26 2,543 —
Euro ............. CITI Sell 207,800 245,420 3/17/26 — (1,384)
Euro ............. GSCO Sell 1,628,100 1,922,941 3/17/26 — (10,751)
Euro ............. MSCO Sell 1,012,200 1,193,489 3/17/26 — (8,699)
Euro ............. SSBT Buy 165,000 194,550 3/17/26 1,420 —
Euro ............. UBSW Sell 1,471,600 1,735,134 3/17/26 — (12,682)
Swedish Krona ..... MSCO Sell 49,836,400 5,393,266 3/17/26 — (213,503)
Swiss Franc ....... BOFA Sell 2,202,000 2,803,137 3/17/26 — (58,188)
Canadian Dollar .... BOFA Sell 721,700 521,663 4/15/26 — (9,941)
Canadian Dollar .... BZWS Sell 2,280,700 1,648,571 4/15/26 — (31,393)
Canadian Dollar .... CITI Sell 3,230,800 2,335,267 4/15/26 — (44,541)
Canadian Dollar .... GSCO Buy 169,100 122,338 4/15/26 2,221 —
Canadian Dollar .... GSCO Sell 3,027,200 2,188,098 4/15/26 — (41,739)
Canadian Dollar .... HSBK Buy 1,297,100 938,612 4/15/26 16,832 —
Canadian Dollar .... JPHQ Sell 1,201,600 868,524 4/15/26 — (16,575)
Canadian Dollar .... MSCO Buy 3,506,500 2,537,359 4/15/26 45,530 —
Canadian Dollar .... SSBT Buy 1,674,800 1,211,882 4/15/26 21,776 —
Canadian Dollar .... TDOM Buy 2,947,800 2,132,934 4/15/26 38,416 —
Canadian Dollar .... UBSW Sell 9,913,600 7,173,393 4/15/26 — (128,967)
Total Forward Exchange Contracts ................................................... $164,396 $(1,030,010)
Net unrealized appreciation (depreciation) ............................................ $(865,614)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  8  regarding other derivative information.
See A bbreviations on page 50 .

George Putnam Balanced Fund
Financial Statements
Statement of Assets and Liabilities
January 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

George Putnam
Balanced Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,622,392,122
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 123,178,584
Value - Unaffiliated issuers (Includes securities loaned of $ 8,935,995 ) .................................. $2,273,681,199
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 123,178,584
Cash .................................................................................... 284,185
Receivables:
Investment securities sold ................................................................... 5,099,842
Receivable for sales of TBA securities (Note 1 d ) .................................................. 17,204,260
Capital shares sold ........................................................................ 2,222,873
Dividends and interest ..................................................................... 7,866,379
Unrealized appreciation on OTC forward exchange contracts .......................................... 164,396
Prepaid expenses .......................................................................... 378,187
Total assets .......................................................................... 2,430,079,905
Liabilities:
Payables:
Investment securities purchased .............................................................. 4,077,064
Payable for purchases of TBA securities (Note 1 d ) ................................................ 98,906,058
Capital shares redeemed ................................................................... 6,056,978
Management fees ......................................................................... 971,575
Administrative fees ........................................................................ 5,885
Distribution fees .......................................................................... 485,119
Transfer agent fees ........................................................................ 435,370
Trustees' fees and expenses ................................................................. 385,856
Variation margin on futures contracts ........................................................... 24,698
Deposits from brokers for:
OTC derivative contracts .................................................................. 170,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,030,010
TBA sale commitments, at value (proceeds $17,204,260) (Note 1d) ..................................... 17,180,854
Payable upon return of securities loaned (Note 1 f ) .................................................. 9,202,075
Accrued expenses and other liabilities ........................................................... 241,469
Total liabilities ......................................................................... 139,173,011
Net assets, at value ................................................................. $2,290,906,894
Net assets consist of:
Paid-in capital ............................................................................. $1,625,760,114
Total distributable earnings (losses) ............................................................. 665,146,780
Net assets, at value ................................................................. $2,290,906,894

George Putnam Balanced Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
January 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

George Putnam
Balanced Fund
Class A:
Net assets, at value ....................................................................... $1,552,433,085
Shares outstanding ........................................................................ 56,975,785
Net asset value per share
a ,b
.................................................................. $27.25
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $28.91
Class C:
Net assets, at value ....................................................................... $134,086,977
Shares outstanding ........................................................................ 4,996,931
Net asset value and maximum offering price per share
a ,b
............................................ $26.83
Class M:
Net assets, at value ....................................................................... $59,179,038
Shares outstanding ........................................................................ 2,220,110
Net asset value and maximum offering price per share
b
............................................. $26.66
Maximum offering price per share (net asset value per share ÷ 96 .50% )
b
................................ $27.63
Class R:
Net assets, at value ....................................................................... $2,408,673
Shares outstanding ........................................................................ 88,924
Net asset value and maximum offering price per share
b
............................................. $27.09
Class R5:
Net assets, at value ....................................................................... $13,660
Shares outstanding ........................................................................ 492
Net asset value and maximum offering price per share
b
............................................. $27.74
Class R6:
Net assets, at value ....................................................................... $100,957,706
Shares outstanding ........................................................................ 3,681,340
Net asset value and maximum offering price per share
b
............................................. $27.42
Class Y:
Net assets, at value ....................................................................... $441,827,755
Shares outstanding ........................................................................ 16,117,132
Net asset value and maximum offering price per share
b
............................................. $27.41
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

George Putnam Balanced Fund
Financial Statements
Statement of Operations
for the six months ended January 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

George Putnam
Balanced Fund
Investment income:
Dividends: (net of foreign taxes of $25,059)
Unaffiliated issuers ........................................................................ $7,941,992
Non-controlled affiliates (Note 3 g ) ............................................................. 2,025,458
Interest:
Unaffiliated issuers ........................................................................ 17,288,667
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (138,072)
Non-controlled affiliates (Note 3 g ) ............................................................. 144,873
Total investment income ................................................................... 27,262,918
Expenses:
Management fees (Note 3 a ) ................................................................... 5,507,467
Administrative fees (Note 3 b ) .................................................................. 27,950
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,943,357
    Class C ................................................................................ 667,761
    Class M ................................................................................ 233,067
Class R ................................................................................ 4,491
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 771,771
    Class C ................................................................................ 66,279
    Class M ................................................................................ 30,836
    Class R ................................................................................ 881
    Class R5 ............................................................................... 10
    Class R6 ............................................................................... 24,979
    Class Y ................................................................................ 225,121
Custodian fees ............................................................................ 8,091
Reports to shareholders fees .................................................................. 46,984
Registration and filing fees .................................................................... 69,995
Professional fees ........................................................................... 118,782
Trustees' fees and expenses (Note 3 f ) ........................................................... 50,480
Other .................................................................................... 37,128
Total expenses ......................................................................... 9,835,430
Expense reductions (Note 4) ............................................................... (47,707)
Net expenses ......................................................................... 9,787,723
Net investment income ................................................................ 17,475,195

George Putnam Balanced Fund
Financial Statements
Statement of Operations
(continued)
for the six months ended January 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

George Putnam
Balanced Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 82,571,505
Written options ........................................................................... (6,141,735)
Foreign currency transactions ................................................................ 1,290
Forward exchange contracts ................................................................. 227,428
Futures contracts ......................................................................... 580,948
TBA sale commitments ..................................................................... (172,766)
Net realized gain (loss) .................................................................. 77,066,670
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 80,539,761
Translation of other assets and liabilities denominated in foreign currencies .............................. (590)
Written options ........................................................................... 6,868,045
Forward exchange contracts ................................................................. (1,583,464)
Futures contracts ......................................................................... 664
TBA sale commitments ..................................................................... 29,358
Net change in unrealized appreciation (depreciation) ............................................ 85,853,774
Net realized and unrealized gain (loss) ............................................................ 162,920,444
Net increase (decrease) in net assets resulting from operations .......................................... $180,395,639

George Putnam Balanced Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

George Putnam Balanced Fund
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $17,475,195 $32,888,489
Net realized gain (loss) ................................................. 77,066,670 117,931,653
Net change in unrealized appreciation (depreciation) ........................... 85,853,774 66,213,457
Net increase (decrease) in net assets resulting from operations ................ 180,395,639 217,033,599
Distributions to shareholders:
Class A ............................................................. (108,645,479) (66,238,439)
Class B ............................................................. — (1,043)
Class C ............................................................. (9,125,434) (4,704,924)
Class M ............................................................ (4,349,597) (2,539,549)
Class R ............................................................. (160,994) (68,202)
Class R5 ............................................................ (1,004) (625)
Class R6 ............................................................ (7,135,645) (4,592,320)
Class Y ............................................................. (31,405,230) (18,688,350)
Total distributions to shareholders .......................................... (160,823,383) (96,833,452)
Capital share transactions: (Note 2 )
Class A ............................................................. 55,379,886 (2,327,927)
Class B ............................................................. — (1,423,174)
Class C ............................................................. 4,433,617 3,287,744
Class M ............................................................ (829,960) (3,375,452)
Class R ............................................................. 1,157,280 (102,323)
Class R6 ............................................................ 5,935,255 (3,352,060)
Class Y ............................................................. (5,562,174) 68,824,047
Total capital share transactions ............................................ 60,513,904 61,530,855
Net increase (decrease) in net assets ................................... 80,086,160 181,731,002
Net assets:
Beginning of period ..................................................... 2,210,820,734 2,029,089,732
End of period .......................................................... $2,290,906,894 $2,210,820,734

George Putnam Balanced Fund
Notes to Financial Statements

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
George Putnam Balanced Fund (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers seven classes of shares: Class A, Class C,
Class M, Class R, Class R5, Class R6 and Class Y. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,

George Putnam Balanced Fund
Notes to Financial Statements

franklintempleton.com
Semiannual Report
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At January 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

franklintempleton.com
Semiannual Report
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At January 31, 2026, the Fund had OTC
1. Organization and Significant Accounting Policies
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

franklintempleton.com
Semiannual Report
derivatives in a net liability position of $887,081 and the
aggregate value of collateral pledged for such contracts was
$756,447.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to
equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss.
Option contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note 8  regarding other derivative information.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

franklintempleton.com
Semiannual Report
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Master Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by
the Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
f. Securities Lending
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

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Semiannual Report
j. Guarantees and Indemnifications
Under the  Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund . Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the  Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
January 31, 2026
Year Ended
July 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,020,992 $56,471,394 4,003,500 $103,363,673
Shares issued in reinvestment of distributions .......... 3,872,503 104,840,670 2,431,783 63,534,808
Shares redeemed ............................... (3,787,621) (105,932,178) (6,565,590) (169,226,408)
Net increase (decrease) .......................... 2,105,874 $55,379,886 (130,307) $(2,327,927)
Class B Shares:
*
Shares issued in reinvestment of distributions .......... — $— 41 $1,043
Shares redeemed ............................... — — (56,791) (1,424,217)
Net increase (decrease) .......................... — $— (56,750) $(1,423,174)
Class C Shares:
Shares sold ................................... 448,145 $12,329,272 1,017,116 $26,025,918
Shares issued in reinvestment of distributions .......... 341,317 9,103,294 182,250 4,698,621
Shares redeemed
a
.............................. (621,681) (16,998,949) (1,078,787) (27,436,795)
Net increase (decrease) .......................... 167,781 $4,433,617 120,579 $3,287,744
Class M Shares:
Shares sold ................................... 80,121 $2,211,629 259,627 $6,603,258
Shares issued in reinvestment of distributions .......... 164,204 4,349,597 99,149 2,539,549
Shares redeemed ............................... (274,710) (7,391,186) (494,956) (12,518,259)
Net increase (decrease) .......................... (30,385) $(829,960) (136,180) $(3,375,452)
Class R Shares:
Shares sold ................................... 37,083 $1,044,592 19,483 $505,331
Shares issued in reinvestment of distributions .......... 5,983 160,971 2,613 67,929
Shares redeemed ............................... (1,743) (48,283) (26,393) (675,583)
Net increase (decrease) .......................... 41,323 $1,157,280 (4,297) $(102,323)
Class R6 Shares:
Shares sold ................................... 328,434 $9,266,783 818,467 $21,253,251
Shares issued in reinvestment of distributions .......... 259,661 7,076,057 174,790 4,592,182
Shares redeemed ............................... (369,750) (10,407,585) (1,124,172) (29,197,493)
Net increase (decrease) .......................... 218,345 $5,935,255 (130,915) $(3,352,060)
1. Organization and Significant Accounting Policies
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended January 31, 2026, the annualized gross effective investment management fee rate was 0.478% of the
Fund’s average daily net assets.
Six Months Ended
January 31, 2026
Year Ended
July 31, 2025
Shares Amount Shares Amount
Class Y Shares:
Shares sold ................................... 1,794,914 $50,382,655 5,359,371 $138,178,286
Shares issued in reinvestment of distributions .......... 1,149,408 31,316,349 709,074 18,631,423
Shares redeemed ............................... (3,094,785) (87,261,178) (3,418,443) (87,985,662)
Net increase (decrease) .......................... (150,463) $(5,562,174) 2,650,002 $68,824,047
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.680% of the first $5 billion,
0.630% of the next $5 billion,
0.580% of the next $10 billion,
0.530% of the next $10 billion,
0.480% of the next $50 billion,
0.460% of the next $50 billion,
0.450% of the next $100 billion and
0.445% of any excess thereafter.
2. Shares of Beneficial Interest
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

franklintempleton.com
Semiannual Report
Under a subadvisory agreement, Advisers provides portfolio management and certain other advisory and related services to the Fund. With respect to the portfolio management services, Putnam Management pays a fee to Advisers equal to 35% of the net investment advisory fee payable by the Fund to Putnam Management and with respect to the other advisory and related services, Putnam Management pays a fee to Advisers based on the costs of  Advisers in providing these services to the Fund.
These fees are not an additional expense to the Fund.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class M, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class M .................................................................. 1.00% 7.50%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $95,276
CDSC retained .............................................................................. $12,000
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

franklintempleton.com
Semiannual Report
to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.15%.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended January 31, 2026, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
George Putnam Balanced Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.863% ...... $86,907,631 $589,813,477 $(562,744,599) $— $— $113,976,509 113,976,509 $2,025,458
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

franklintempleton.com
Semiannual Report
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through December 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended January 31, 2026, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At January 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2026, aggregated
$908,227,287 and $1,065,792,421, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
George Putnam Balanced Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.878% ............. $1,690,925 $61,409,654 $(53,898,504) $— $— $9,202,075 9,202,075 $144,873
Total Affiliated Securities ... $88,598,556 $651,223,131 $(616,643,103) $— $— $123,178,584 $2,170,331
Cost of investments .......................................................................... $1,746,179,171
Unrealized appreciation ........................................................................ $686,488,461
Unrealized depreciation ........................................................................ (53,853,653)
Net unrealized appreciation (depreciation) .......................................................... $632,634,808
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

franklintempleton.com
Semiannual Report
At January 31, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$9,202,075 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At January 31,
2026, the value of this security represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
8. Other Derivative Information
At January 31, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
George Putnam Balanced Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 164,396 Unrealized depreciation on OTC
forward exchange contracts
$ 1,030,010
Equity contracts ...........
Variation margin on futures
contracts
664
a
Variation margin on futures
contracts
—
Total .................... $165,060 $1,030,010
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
6. Investment Transactions
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

franklintempleton.com
Semiannual Report
For the period ended January 31, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended January 31, 2026, the average month end notional amount of futures contracts and options represented
$5,785,220 and $10,321,351, respectively. The average month end contract value of forward exchange contracts was
$63,694,922.
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 50 .
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2026, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
George Putnam Balanced Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $227,428 Forward exchange contracts $(1,583,464)
Equity contracts ..............
Investments 7,532,681
a
Investments (8,375,267)
a
Written options (6,141,735) Written options 6,868,045
Futures contracts 580,948 Futures contracts 664
Total ....................... $2,199,322 $(3,090,022)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
8. Other Derivative Information
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

franklintempleton.com
Semiannual Report
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
George Putnam Balanced Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 18,710,046 $ 6,606,353 $ — $ 25,316,399
Air Freight & Logistics ................... 13,732,361 — — 13,732,361
Automobiles .......................... 29,802,741 — — 29,802,741
Banks ............................... 34,775,625 — — 34,775,625
Beverages ........................... 20,493,565 — — 20,493,565
Biotechnology ......................... 28,587,479 — — 28,587,479
Broadline Retail ....................... 66,284,425 — — 66,284,425
Building Products ...................... 5,767,414 — — 5,767,414
Capital Markets ........................ 34,274,544 — — 34,274,544
Chemicals ........................... 15,826,877 — — 15,826,877
Commercial Services & Supplies ........... 7,905,685 — — 7,905,685
Communications Equipment .............. 31,128,676 — — 31,128,676
Construction Materials .................. 10,016,565 — — 10,016,565
Consumer Finance ..................... 14,718,883 — — 14,718,883
Consumer Staples Distribution & Retail ...... 31,872,370 — — 31,872,370
Electric Utilities ........................ 24,290,273 — — 24,290,273
Electrical Equipment .................... 8,586,420 — — 8,586,420
Energy Equipment & Services ............. 955,892 — — 955,892
Entertainment ......................... 47,369,024 — — 47,369,024
Financial Services ...................... 57,493,645 — — 57,493,645
Food Products ........................ 2,623,257 — — 2,623,257
Ground Transportation .................. 7,062,874 — — 7,062,874
Health Care Equipment & Supplies ......... 27,610,051 — — 27,610,051
Health Care Providers & Services .......... 25,798,349 — — 25,798,349
Health Care REITs ..................... 7,109,648 — — 7,109,648
Hotels, Restaurants & Leisure ............. 9,713,407 — — 9,713,407
Household Products .................... 9,539,352 — — 9,539,352
Industrial Conglomerates ................ 12,070,391 — — 12,070,391
Industrial REITs ....................... 7,440,745 — — 7,440,745
Insurance ............................ 31,427,770 6,877,208 — 38,304,978
Interactive Media & Services .............. 124,953,393 — — 124,953,393
Life Sciences Tools & Services ............ 22,604,624 — — 22,604,624
Machinery ............................ 20,062,044 — — 20,062,044
Metals & Mining ....................... 3,556,830 7,192,134 — 10,748,964
Multi-Utilities .......................... 9,685,750 — — 9,685,750
Oil, Gas & Consumable Fuels ............. 46,072,825 9,275,636 — 55,348,461
Passenger Airlines ..................... 4,743,019 — — 4,743,019
Pharmaceuticals ....................... 48,981,039 — — 48,981,039
Real Estate Management & Development .... 2,622,060 — — 2,622,060
Semiconductors & Semiconductor Equipment . 238,045,681 — — 238,045,681
10. Fair Value Measurements
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

franklintempleton.com
Semiannual Report
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
George Putnam Balanced Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Software ............................. $ 111,816,973 $ — $ — $ 111,816,973
Specialized REITs ...................... 14,419,311 — — 14,419,311
Specialty Retail ........................ 17,707,205 — — 17,707,205
Technology Hardware, Storage & Peripherals . 81,278,073 — — 81,278,073
Textiles, Apparel & Luxury Goods .......... 3,818,715 — — 3,818,715
Tobacco ............................. 9,797,245 — — 9,797,245
Trading Companies & Distributors .......... 5,298,456 — — 5,298,456
Corporate Bonds ........................ — 280,584,155 — 280,584,155
U.S. Government and Agency Securities ....... — 337,194,785 — 337,194,785
Asset-Backed Securities ................... — 739,325 — 739,325
Commercial Mortgage-Backed Securities ...... — 2,303,785 — 2,303,785
Mortgage-Backed Securities ................ — 213,101,436 — 213,101,436
Residential Mortgage-Backed Securities ....... — 51,848 — 51,848
Municipal Bonds ......................... — 1,302,937 — 1,302,937
Short Term Investments ................... 113,976,509 9,202,075 — 123,178,584
Total Investments in Securities ........... $1,522,428,106 $874,431,677
b
$— $2,396,859,783
Other Financial Instruments:
Forward Exchange Contracts ............... $— $164,396 $— $164,396
Futures Contracts ....................... 664 — — 664
Total Other Financial Instruments ......... $664 $164,396 $— $165,060
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 17,180,854 $ — $ 17,180,854
Forward Exchange Contracts ............... — 1,030,010 — 1,030,010
Total Other Financial Instruments ......... $— $18,210,864 $— $18,210,864
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $29,951,331, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

George Putnam Balanced Fund
Notes to Financial Statements

franklintempleton.com
Semiannual Report
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
ICE
Intercontinental Exchange
IO
Interest Only
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
T-Note
Treasury Note

George Putnam Balanced Fund

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38900-SFSOI 03/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

George Putnam Balanced Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	March 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	March 26, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	March 26, 2026